Unaudited interim condensed consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Issued capital	Capital reserve	Currency translation reserve	Retained earnings	Non-controlling interests	Total
Balance at beginning of the period at Dec. 31, 2018	€ 27,281	€ 1,903	€ 45,342	€ (16)	€ (19,948)	€ (757)	€ 26,524
Loss for the period	(15,683)				(15,683)	(156)	(15,839)
Other comprehensive loss	9			9			9
Total comprehensive loss	(15,674)			9	(15,683)	(156)	(15,830)
Share-based payments	494		494				494
Balance at end of the period at Sep. 30, 2019	12,101	1,903	45,836	(7)	(35,631)	(913)	11,188
Balance at beginning of the period at Dec. 31, 2019	59,860	2,383	98,099		(40,622)	(938)	58,922
Loss for the period	(24,675)				(24,675)	(61)	(24,736)
Other comprehensive loss	4			4			4
Total comprehensive loss	(24,671)	0	0	4	(24,675)	(61)	(24,732)
Share-based payments	2,542		2,542				2,542
Issuance of shares	23,209	240	22,969				23,209
Exercise of options		30	(30)
Transaction costs	(779)		(779)				(779)
Disposal of non-wholly owned subsidiary						268	268
Acquisition of non-wholly owned subsidiary	(780)				(780)	705	(75)
Balance at end of the period at Sep. 30, 2020	€ 59,381	€ 2,623	€ 122,831	€ 4	€ (66,077)	€ (26)	€ 59,355